Securities - Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018	Oct. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 1,845		$ 1,845		$ 2,174
Dividend Income recognized	16	$ 24	63	$ 65
Common shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	1,596		1,596		1,804
Dividend Income recognized	12	20	52	53
Preferred shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	249		249		$ 370
Dividend Income recognized	$ 4	$ 4	$ 11	$ 12